Putnam Investments
One Post Office Square
Boston, MA 02109
May 5, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Putnam Variable Trust (Reg. No. 33-17486) (811-05346) (“the Trust”)
Post-Effective Amendment No. 42 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Trust, pursuant to Rule 497 under the Securities Act of 1933, prospectuses of series of the Trust dated April 30, 2010.

Any questions concerning these prospectuses should be directed to me at 1-800-225-2465, ext. 17055.

Very truly yours,

Cynthia Danger
Legal Product Specialist

cc: Philip W. Romohr, Esq.